Stockholders' Equity and Pro Forma Earnings Per Share - Pro Forma Earnings Per Share (Details) - USD ($)		1 Months Ended	3 Months Ended									9 Months Ended	11 Months Ended	12 Months Ended
		Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Oct. 11, 2016	Nov. 24, 2014	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Pro Forma C Corporation Data (unaudited):
Net (loss) income		$ (11,399,297)	$ (57,705,896)	$ (56,322,878)	$ (2,978,626)	$ (8,403,337)	$ (23,364,969)	$ (21,100,922)	$ (3,709,903)	$ (5,041,493)	$ 8,032,887	$ (32,085,117)	$ 9,388,749	$ (92,452,828)	[1],[2]	$ (21,819,431)	[1],[2]	$ 4,477,977	[1],[2]
Taxes due to change to C corporation			$ 51,145,175		$ 1,055,961	$ 789,375	$ 894,360	$ 1,088,421	$ (4,250,643)	$ 408,193	$ 1,164,943			$ 53,884,871	[1]	$ (1,589,086)	[1]	$ 7,514,194	[1]
Basic loss per share:
Weighted average common shares outstanding (in USD per share)														43,107,452		43,107,452		22,730,627
Basic loss per share (in USD per share)														$ (0.56)		$ (0.50)		$ (0.14)
Diluted loss per share:
Weighted average common shares, including dilutive effect (in USD per share)														43,107,452		43,107,452		22,730,627
Diluted loss per share (in USD per share)														$ (0.56)		$ (0.50)		$ (0.14)
Pro Forma
Pro Forma C Corporation Data (unaudited):
Net (loss) income	[1]													$ (24,139,958)		$ (21,428,630)		$ (3,112,503)
Taxes on income earned as a non-taxable entity (Note 9)	[1]													15,224,009		390,801		(7,590,480)
Taxes due to change to C corporation	[2]													$ 53,088,861		$ 0		$ 0

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.
[2]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.